Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
AB International Strategic Core Portfolio
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY INFORMATION AB International Strategic Core Portfolio
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term growth of capital.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund—Sales Charge Reduction Programs for Class A Shares on page 15 of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 62 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances. For Class C shares, the CDSC is 0% after the first year.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Total other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Adviser seeks to achieve the Fund's investment objective by investing, under normal circumstances, primarily in common stocks of non-U.S. companies, and in companies in at least three countries other than the United States.

The Fund will invest in companies that are determined by the Adviser to offer favorable long-term sustainable profitability, price stability, and attractive valuations. The Adviser will employ an integrated approach that combines both fundamental and quantitative research to identify attractive investment opportunities. Factors that the Adviser will consider in this regard will include: a company's record and projections of profitability, accuracy and availability of information with respect to the company, success and experience of management, competitive advantage, low stock price volatility, and liquidity of the company's securities. The Adviser will compare these results to the characteristics of the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser will weigh economic, political and market factors in making investment decisions. The Adviser will seek to manage the Fund so that it is subject to less share price volatility than many other international mutual funds, although there can be no guarantee that the Adviser will be successful in this regard.

The Fund will primarily invest in mid- and large-capitalization companies, which are currently defined for the Fund as companies that have market capitalizations of $1.5 billion or more. The Fund's holdings of non-U.S. companies will generally include some companies located in emerging markets.

			Fluctuations in currency exchange rates can have a dramatic impact of the returns of equity securities. The Adviser may adjust the foreign currency exposure resulting from the Fund's security positions through the use of currency-related derivatives, primarily in an effort to minimize the currency risk to which the Fund is subject. However, the Adviser is not required to use such derivatives.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

  Market Risk: The value of the Fund's assets will fluctuate as the stock or bond markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging-market countries, where there may be an increased amount of economic, political and social instability.

  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

  Capitalization Risk: Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

  Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

  Non-Diversification Risk: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's net asset value, or NAV.

  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

			As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus

  Non-Diversification Risk: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's net asset value, or NAV.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.
AB International Strategic Core Portfolio | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent		rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.46%
Total Other Expenses	[2]	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.53%
Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.20%
After 1 Year		rr_ExpenseExampleYear01	$ 542
After 3 Years		rr_ExpenseExampleYear03	$ 857
AB International Strategic Core Portfolio | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	[4]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent		rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.46%
Total Other Expenses	[2]	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.30%
Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.95%
After 1 Year	[5]	rr_ExpenseExampleYear01	$ 298
After 3 Years		rr_ExpenseExampleYear03	$ 685
AB International Strategic Core Portfolio | Advisor Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent		rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.46%
Total Other Expenses	[2]	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.28%
Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	0.95%
After 1 Year		rr_ExpenseExampleYear01	$ 97
After 3 Years		rr_ExpenseExampleYear03	$ 373

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	Total other expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through July 29, 2016 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.20%, 1.95% and .95% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares ("expense limitations"). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund's Total Annual Fund Operating Expenses to exceed the expense limitations.
[4]	For Class C shares, the CDSC is 0% after the first year.
[5]	Assuming no redemption at the end of the period, a 1% CDSC would decrease the expenses by $100.